Share capital and other components of equity	6 Months Ended
Jun. 30, 2024
Equity [Line Items]
Equity	Equity
Xos Common and Preferred Stock
The Company is authorized to issue two classes of stock to be designated, respectively, “Common Stock” and “Preferred Stock.” The total number of shares which the Company is authorized to issue is 1,010,000,000 shares. 1,000,000,000 shares shall be Common Stock, each having a par value of one-hundredth of one cent ($0.0001). 10,000,000 shares shall be Preferred Stock, each having a par value of one-hundredth of one cent ($0.0001).
Voting Rights: Each outstanding share of Common Stock shall entitle the holder thereof to one vote on each matter properly submitted to the stockholders of the Company for their vote; provided, however, that, except as otherwise required by law, holders of Common Stock shall not be entitled to vote on any amendment to this Certificate of Incorporation (including any certificate of designation filed with respect to any series of Preferred Stock) that relates solely to the terms of one or more outstanding series of Preferred Stock if the holders of such affected series are entitled, either separately or together as a class with the holders of one or more other such series, to vote thereon by law or pursuant to this Certificate of Incorporation (including any certificate of designation filed with respect to any series of Preferred Stock).
Preferred Stock: The Preferred Stock may be issued from time to time in one or more series. The Board of Directors of the Company (the “Board of Directors”) is hereby expressly authorized to provide for the issue of all or any number of the shares of the Preferred Stock in one or more series, and to fix the number of shares and to determine or alter for each such series, such voting powers, full or limited, or no voting powers, and such designation, preferences, and relative, participating, optional, or other rights and such qualifications, limitations, or restrictions thereof, as shall be stated and expressed in the resolution or resolutions adopted by the Board of Directors providing for the issuance of such shares and as may be permitted by the Delaware General Corporation Law (the “DGCL”). The Board of Directors is also expressly authorized to increase (but not above the total number of authorized shares of the class) or decrease (but not below the number of shares of such series then outstanding) the number of shares of any series subsequent to the issuance of shares of that series. In case the number of shares of any series shall be decreased in accordance with the foregoing sentence, the shares constituting such decrease shall resume the status that they had prior to the adoption of the resolution originally fixing the number of shares of such series.
Nasdaq Deficiency Letter: On December 28, 2022, the Company received a deficiency letter (the “Letter”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that, for the last 30 consecutive business days prior to the date of the Letter, the closing bid price for the Common Stock, was below $1.00 per share, which is the minimum closing bid price required for continued listing on the Nasdaq Global Market pursuant to Nasdaq Listing Rule 5450(a)(1) (“Rule 5450(a)(1)”).
Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company was provided with a grace period of 180 calendar days, or until June 26, 2023, to meet the minimum bid price requirement of Rule 5450(a)(1) under the listing rules of
Nasdaq (the “Minimum Bid Price Requirement”). On June 20, 2023, the Company applied to transfer the listing of the Common Stock and Public Warrants from The Nasdaq Global Market to The Nasdaq Capital Market.
On June 27, 2023, the Company received approval from the Listing Qualifications Department of Nasdaq to transfer the listing of the Common Stock and Public Warrants from the Nasdaq Global Market to the Nasdaq Capital Market (the “Approval”). The Common Stock and Public Warrants transferred to the Nasdaq Capital Market at the opening of business on June 29, 2023. The Common Stock will continue to trade under the symbol “XOS” and the Public Warrants will continue to trade under the symbol “XOSWW.” The Nasdaq Capital Market operates in substantially the same manner as the Nasdaq Global Market, but with less stringent listing requirements, although listed companies must meet certain financial requirements and comply with Nasdaq’s corporate governance requirements.
In connection with the Approval, the Company was granted an additional 180-calendar day grace period, or until December 26, 2023, to regain compliance with the Minimum Bid Price Requirement. To regain compliance with the Minimum Bid Price Requirement and qualify for continued listing on the Nasdaq Capital Market, the minimum bid price per share of the Common Stock had to be at least $1.00 for at least ten consecutive business days during the additional 180-calendar day grace period. As part of the Company’s transfer application, the Company notified Nasdaq that in order to regain compliance with the Minimum Bid Price Requirement during the additional grace period, it would implement a reverse stock split. As described below, the Company effected the Reverse Stock Split (defined below) on December 6, 2023. As a result, the minimum bid price per share of the Common Stock was at least $1.00 for the ten consecutive business days ending December 20, 2023, causing the Company to regain compliance with the Minimum Bid Price Requirement.
Reverse Stock Split: In response to the Letter, on December 6, 2023, the Company filed a Certificate of Amendment to the Company’s Certificate of Incorporation to effect a 1‑for‑30 reverse stock split (the “Reverse Stock Split”) of the Company’s issued and outstanding shares of Common Stock. As a result of the Reverse Stock Split, every 30 shares of Common Stock issued and outstanding were automatically combined and converted into one share of Common Stock. No fractional shares were issued in connection with the Reverse Stock Split. Stockholders of record who otherwise would have been entitled to receive fractional shares because they held a number of shares of Common Stock not evenly divisible by the Reverse Stock Split ratio automatically received a cash payment in lieu of such fractional shares based on the closing price of the Common Stock as of the effective time of the Reverse Stock Split. The Reverse Stock Split did not reduce the number of authorized shares of Common Stock of 1,000,000,000, or change the par value per share of the Common Stock. The Reverse Stock Split affected all stockholders uniformly and did not affect any stockholder’s ownership percentage of the Company’s shares of Common Stock (except to the extent that the Reverse Stock Split resulted in some of the stockholders receiving cash in lieu of fractional shares).
All outstanding stock options, warrants, restricted stock units, convertible debt and similar securities entitling their holders to receive or purchase shares of Common Stock were proportionately adjusted as a result of the Reverse Stock Split, as required by the terms of each security. After giving effect to the Reverse Stock Split, with respect to the Company's warrants listed on Nasdaq under the symbol “XOSWW,” every 30 warrants outstanding immediately prior to the Reverse Stock Split are exercisable for one share of Common Stock at an exercise price of $345.00 per share, which is 30 times $11.50, the initial exercise price per share.
Standby Equity Purchase Agreement
On March 23, 2022, the Company entered into a Standby Equity Purchase Agreement with YA II PN, Ltd. (“Yorkville”), which was subsequently amended on June 22, 2023 (as amended, the "SEPA"), whereby the Company has the right, but not the obligation, to sell to Yorkville up to $125.0 million of shares of its Common Stock at its request any time until February 11, 2026, subject to certain conditions. The Company expects to use any net proceeds for working capital and general corporate purposes.
As consideration for Yorkville’s commitment to purchase shares of Common Stock at the Company’s direction upon the terms and subject to the conditions set forth in the purchase agreement, upon execution of the purchase agreement, the Company issued 619 shares of Common Stock (as adjusted for the Reverse Stock Split) to Yorkville.
On June 22, 2023, the Company and Yorkville entered into the First Amendment to Standby Equity Purchase Agreement (the “SEPA Amendment”), in which the Company and Yorkville amended the SEPA to: (1) change the calculation of the purchase price of an Option 1 Advance (as defined in the SEPA) from an average of the daily VWAP of the Common Stock during a three-day pricing period to the lowest VWAP during such three-day pricing period; (2) change the denomination of any requested advances from the Company to Yorkville under the SEPA from dollars to shares; (3) increase Yorkville’s beneficial ownership limitation under the SEPA from 4.99% to 9.99% of the outstanding Common Stock, provided that if any portion of an advance under the SEPA would cause Yorkville to exceed the beneficial ownership limitation due to Yorkville’s ownership of the Company’s securities convertible into Common Stock, then the maximum number of shares of Common Stock that such securities will be convertible into will be reduced by the number of shares of Common Stock included in such advance for such period that Yorkville holds such shares of common stock covered by such advance and the number of shares of Common Stock covered by such advance will not be reduced; (4) extend the commitment period to February 11, 2026 and (5) make other administrative and drafting changes.
Pursuant to the Side Letter, the Company and Yorkville agreed, among other things, to remove the restriction in the Securities Purchase Agreement on the Company’s ability to effect an advance under the SEPA, subject to certain conditions while the Convertible Debentures remain outstanding. The proceeds from any advance under the SEPA would offset an equal amount outstanding under the Convertible Debentures as an optional redemption. During each calendar month, any portion of such proceeds that would result in the cumulative reduction to the outstanding principal under the Convertible Debentures by more than $3.0 million (“Excess Proceeds”) were to be split such that 75% of such Excess Proceeds is paid to the Company pursuant to the terms of the SEPA and 25% of such Excess Proceeds is applied as an optional redemption of the Convertible Debentures. Each monthly Prepayment amount under the Convertible Debentures were to be reduced by any such optional redemptions in the 30 days prior to the applicable Prepayment date. During the six months ended June 30, 2024 and 2023, the Company issued 5,500 and 99,566 shares of Common Stock under the SEPA for proceeds of $46,750 and $924,179, respectively.
As of June 30, 2024 and December 31, 2023, the remaining commitment available under the agreement was $119.4 million and $119.5 million, respectively. However, our ability to fully utilize the remaining commitment amount may be limited by various factors, including, but not limited to, the availability of an effective registration statement permitting the resale of such shares of Common Stock. In particular, the Company’s access to capital under the SEPA is not available as of the date of this Report on Form 10-Q and will not be available until the Company files with the SEC a post-effective amendment to the Registration Statement on Form S-1 filed on July 27, 2023.

ElectraMeccanica Vehicles Corp
Equity [Line Items]
Equity	Share capital and other components of equity
Share capital
The Company is authorized to issue an unlimited number of common shares without par value.
The Company is authorized to issue an unlimited number of preferred shares without par value.
At December 31, 2023, the Company had 119,292,132 issued and outstanding common shares (December 31, 2022 – 119,287,917) and nil preferred shares (December 31, 2022 – nil).
Share options exercised
During the year ended December 31, 2023, the Company issued 4,215 common shares for options exercised by option holders for proceeds of $nil (2022 – 1,615,430 shares for proceeds of $487,054).
RSUs released
During the year ended December 31, 2023, the Company issued no common shares in connection with the vesting of RSUs (2022 – 333,523 shares for share capital decrease of $175,526).
Warrants
On exercise, each warrant allows the holder to purchase one common share of the Company, including on a cashless basis, based on the formula as set forth in the applicable warrant agreement.
Changes in the value of equity related to the warrants for the years ended December 31, 2023 and 2022 were as follows:

	December 31, 2023		December 31, 2022
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	5,395,481	$4.28	5,598,256	$5.23
Warrants exercised	—	—	—	—
Warrants expired	(4,520,693)	4.25	(202,775)	16.3
Warrants outstanding, ending	874,788	$4.34	5,395,481	$4.28
Warrants of the Company classified as equity are composed of the following as at December 31, 2023:

Date of issuance	Number of warrants outstanding	Number of warrants exercisable	Exercise price	Expiry date
October 31, 2017	125,000	125,000	$15	October 31, 2024
November 9, 2018	749,788	749,788	$2.56	May 9, 2024
	874,788	874,788